Stock-based compensation - Schedule of Nonvested Restricted Stock Awards Activity (Details) - $ / shares	3 Months Ended	12 Months Ended
	Mar. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Outstanding shares
Restricted stock awards, beginning balance (in shares)	40,754	34,865
Granted (in shares)		1,617,264
Vested during the year		(1,505,454)
Restricted stock awards, ending balance (in shares)		40,754	34,865
Weighted Average Grant Date Fair Value
Weighted Average Grant Date Fair Value, Beginning Balance	$ 0.95	$ 0.82
Weighted Average Grant Date Fair Value, Granted during the year		0.65	$ 8.36
Weighted Average Grant Date Fair Value, Vested during the year		0.74
Weighted Average Grant Date Fair Value, Ending Balance		$ 0.95	$ 0.82
Restricted Stock | 2015 Stock Plan
Outstanding shares
Restricted stock awards, beginning balance (in shares)	57,956
Granted (in shares)	0
Canceled (in shares)	0
Vested during the year	(8,279)
Restricted stock awards, ending balance (in shares)	49,677	57,956
Weighted Average Grant Date Fair Value
Weighted Average Grant Date Fair Value, Beginning Balance	$ 0.67
Weighted Average Grant Date Fair Value, Granted during the year	0
Canceled (in dollars per share)	0
Weighted Average Grant Date Fair Value, Vested during the year	0.67
Weighted Average Grant Date Fair Value, Ending Balance	$ 0.67	$ 0.67